Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 2,732	Comm. Social Resp.	ANGOLA	snj:AO-CAB	Agencia Nacional de Petroleo Gas e Bioco [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 2
	230,221	Prod. Entitlements	ANGOLA	snj:AO-CAB	Agencia Nacional de Petroleo Gas e Bioco [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 3
	234,704	Royalties	ANGOLA	snj:AO-CAB	Banco Nacional de Angola [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 4
	30,309	Taxes	ANGOLA	snj:AO-CAB	Banco Nacional de Angola [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 5
	377	Fees	ANGOLA	snj:AO-CAB	Caixa do Tesouro Nacional [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 6
	433	Taxes	ANGOLA	snj:AO-CAB	Ministry of Finance [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 7
	3,832	Taxes	ANGOLA	snj:AO-CAB	Ministry of Mineral Resources Oil and Gas [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 8
	424,433	Prod. Entitlements	ANGOLA	snj:AO-CAB	Sonangol Pesquisa & Produção [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 9
	161	Fees	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 10
	125,860	Royalties	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 11
	106,557	Taxes	ARGENTINA	snj:AR-B	Administración Federal de Ingresos Públicos [Member]	Buenos Aires/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 12
	1,495	Taxes	ARGENTINA	snj:AR-B	Direccion General Rentas Capital [Member]	Entity-level payments, Argentina [Member]
#: 13
	170	Taxes	ARGENTINA	snj:AR-B	Government of Neuquen [Member]	Entity-level payments, Argentina [Member]
#: 14
	3,062	Taxes	ARGENTINA	snj:AR-B	Government of Neuquen [Member]	Entity-level payments, Argentina [Member]
#: 15
	365	Taxes	ARGENTINA	snj:AR-B	Tesoreria General de la Pcia.del Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 16
	41,717	Taxes	ARGENTINA	snj:AR-B	Tesoreria General de la Pcia.del Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 17
	6,438	Taxes	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 18
	446	Comm. Social Resp.	AUSTRALIA	snj:AU-WA	Australian Earth Science Education [Member]	Entity-level payments, Australia [Member]
#: 19
	1,654,781	Taxes	AUSTRALIA	snj:AU-WA	Australian Taxation Office [Member]	Entity-level payments, Australia [Member]
#: 20
	774	Fees	AUSTRALIA	snj:AU-WA	Construction Training Fund [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 21
	649	Fees	AUSTRALIA	snj:AU-WA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 22
	414	Fees	AUSTRALIA	snj:AU-WA	Department of Energy and Economic Diversification [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 23
	75,847	Taxes	AUSTRALIA	snj:AU-WA	Department of Industry, Science and Resources [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 24
	475	Fees	AUSTRALIA	snj:AU-WA	Department of Treasury and Finance [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 25
	5,730	Fees	AUSTRALIA	snj:AU-WA	Department of Planning, Lands and Heritage [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 26
	508	Fees	AUSTRALIA	snj:AU-WA	Department of Transport [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 27
	1,038	Fees	AUSTRALIA	snj:AU-WA	Department of Water and Environmental Regulation [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 28
	1,714	Fees	AUSTRALIA	snj:AU-WA	National Offshore Petroleum Safety and Environmental Management Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 29
	2,883	Fees	AUSTRALIA	snj:AU-WA	National Offshore Petroleum Titles Administrator [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 30
	928	Fees	AUSTRALIA	snj:AU-WA	Pilbara Port Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 31
	8,583	Fees	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 32
	11,529	Taxes	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 33
	3,573	Fees	AUSTRALIA	snj:AU-WA	Western Australian Land Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 34
	200	Comm. Social Resp.	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 35
	656	Fees	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 36
	715,495	Prod. Entitlements	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 37
	94,672	Taxes	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 38
	65,652	Bonuses	BRAZIL		Agência Nacional do Petróleo, Gás Natural e Biocombustíveis [Member]	Entity-level payments, Brazil [Member]
#: 39
	3,744	Fees	CANADA	snj:CA-NL	Canada Newfoundland & Labrador Offshore Petroleum Board [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 40
	27,937	Royalties	CANADA	snj:CA-AB	Canada Development Investment Corporation [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 41
	97,199	Royalties	CANADA	snj:CA-NL	Government of Newfoundland and Labrador [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 42
	7,937	Royalties	CANADA	snj:CA-AB	Provincial Treasurer [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 43
	225,632	Royalties	CANADA	snj:CA-AB	Receiver General for Canada [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 44
	337,268	Taxes	CANADA	snj:CA-AB	Government of Alberta [Member]	Entity-level payments, Canada [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 45
	1,414,641	Taxes	CANADA		Receiver General for Canada [Member]	Entity-level payments, Canada [Member]
#: 46
	131	Fees	CHINA	snj:CN-GD	Guangdong Provincial Tax Bureau [Member]	Offshore-South China Sea/Guangdong Sheng/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 47
	542	Fees	CHINA	snj:CN-TJ	Tianjin Tax Bureau [Member]	Offshore-Bohai Bay/Tianjin Shi/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 48
	133	Taxes	CHINA		Guangdong Provincial Tax Bureau [Member]	Entity-level payments, China [Member]
#: 49
	5,373	Taxes	CHINA	snj:CN-CQ	Kaizhou Tax Bureau [Member]	Chongqing Shi/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 50
	8,354	Taxes	CHINA	snj:CN-SC	XuanHan Tax Bureau [Member]	Sichuan Sheng/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 51
	190	Fees	CYPRUS		Ministry of Energy Commerce and Industry [Member]	Offshore-Mediterranean Sea/Cyprus/Block 12/Aphrodite/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 52
	150	Bonuses	EGYPT		Egyptian Natural Gas Holding Company [Member]	Offshore-Mediterranean Sea/Al Qāhirah/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 53
	1,694	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 54
	579	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Tesoro Público [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 55
	118,254	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	GE Petrol [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 56
	188,049	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 57
	109,951	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 58
	76,714	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Tesoro Público [Member]	Entity-level payments, Equatorial Guinea [Member]
#: 59
	922	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 60
	7,073	Taxes	INDONESIA		Directorate General of Taxes [Member]	Entity-level payments, Indonesia [Member]
#: 61
	145,745	Royalties	ISRAEL	snj:IL-TA	Ministry of Energy [Member]	Offshore-Mediterranian Sea/Tel Aviv/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 62
	220,661	Taxes	ISRAEL	snj:IL-TA	Ministry of Finance [Member]	Offshore-Mediterranian Sea/Tel Aviv/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 63
	128,437	Taxes	KAZAKHSTAN		The State Revenue Committee [Member]	Batys Qazaqstan oblysy/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 64
	5,000	Comm. Social Resp.	SAUDI ARABIA	snj:KW-AH	Saudi Arabian Monetary Authority [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 65
	389,996	Royalties	SAUDI ARABIA	snj:KW-AH	Saudi Arabian Monetary Authority [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 66
	611,480	Taxes	SAUDI ARABIA	snj:KW-AH	Saudi Petroleum Services Polytechnic [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 67
	556,177	Prod. Entitlements	MALAYSIA		Petroliam Nasional Berhad [Member]	Offshore-Gulf of Thailand/Malaysia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 68
	584	Royalties	MALAYSIA		Petroliam Nasional Berhad [Member]	Offshore-Gulf of Thailand/Malaysia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 69
	22,367	Taxes	MALAYSIA		Inland Revenue Board of Malaysia [Member]	Entity-level payments, Malaysia [Member]
#: 70
	14,890	Comm. Social Resp.	NIGERIA	snj:NG-DE	Host Communities Development Trust [Member]	Offshore-Gulf of Guinea/Delta/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 71
	93,245	Comm. Social Resp.	NIGERIA		Niger Delta Development Commission [Member]	Offshore-Gulf of Guinea/Delta/Oil/Well [Member]
#: 72
	201,290	Fees	NIGERIA	snj:NG-BY	Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 73
	4,550	Fees	NIGERIA	snj:NG-DE	Federal Inland Revenue Service [Member]	Delta/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 74
	3,833	Fees	NIGERIA	snj:NG-DE	Nigerian Export Supervision Scheme [Member]	Offshore-Gulf of Guinea/Ondo/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 75
	1,389,295	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian National Petroleum Company Limited [Member]	Offshore-Gulf of Guinea/Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 76
	173,039	Royalties	NIGERIA	snj:NG-DE	Nigerian Upstream Petroleum Regulatory Commission [Member]	Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 77
	476,942	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity-level payments, Nigeria [Member]
#: 78
	4,643	Bonuses	SURINAME		Staatsolie Maatschappij Suriname N V [Member]	Entity-level payments, Suriname [Member]
#: 79
	1,570	Fees	SURINAME		Staatsolie Maatschappij Suriname N V [Member]	Offshore-Shallow water/Paramaribo/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 80
	498	Bonuses	THAILAND	snj:TH-10	Ministry of Energy, Department of Mineral Fuels [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 81
	106,816	Royalties	THAILAND	snj:TH-10	Ministry of Energy, Department of Mineral Fuels [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 82
	21,727	Taxes	THAILAND	snj:TH-10	Ministry of Finance, Revenue Department [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 83
	94,166	Taxes	UNITED KINGDOM	snj:GB-ABE	HM Revenue & Customs [Member]	Offshore-North Sea/Aberdeen City/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 84
	10,619	Bonuses	UNITED STATES	snj:US-LA	Department of the Interior [Member]	Offshore-Gulf of America/Louisiana/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 85
	1,478	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	Federal Government/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 86
	1,151	Fees	UNITED STATES		Department of the Interior [Member]	Entity-level payments, United States [Member]
#: 87
	19,357	Fees	UNITED STATES		Office of Natural Resources Revenue [Member]	Entity-level payments, United States [Member]
#: 88
	125	Fees	UNITED STATES	snj:US-LA	US Dept of the Interior [Member]	Offshore-Gulf of America/Louisiana/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 90
	143,139	Taxes	UNITED STATES		Internal Revenue Service [Member]	Entity-level payments, United States [Member]
#: 91
	8,845	Royalties	UNITED STATES	snj:US-CA	Office of Natural Resources Revenue [Member]	California/Oil/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 92
	6,872	Royalties	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Colorado/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 93
	7,915	Royalties	UNITED STATES		Office of Natural Resources Revenue [Member]	Federal Government/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 94
	386,916	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	New Mexico/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 95
	57,084	Royalties	UNITED STATES		Office of Natural Resources Revenue [Member]	Offshore-Gulf of America/Federal Government/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 96
	614,066	Royalties	UNITED STATES		Office of Natural Resources Revenue [Member]	Offshore-Gulf of America/Gulf of America/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 97
	783	Bonuses	EGYPT		Egyptian Natural Gas Holding Company [Member]	Offshore-Mediterranean Sea/Al Qāhirah/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 98
	(3,527)	Fees	UNITED KINGDOM		HM Revenue & Customs [Member]	Entity-level payments, UK [Member]
#: 99
	$ 212,191	Fees	NIGERIA	snj:NG-DE	Nigerian Export Supervision Scheme [Member]	Delta/Natural Gas/Well [Member]	Oil [Member]	Upstream [Member]	Well